Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (4,267,806)	$ (2,824,647)	$ (9,799,560)